Borrowings - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term debt disclosures
Short-term loans	$ 22	$ 130
Long-term debt - current maturities	6,764	6,986
Short-term Debt, Total	$ 6,787	$ 7,116
Short-term loans
Short-term debt disclosures
Weighted-average interest rates for short-term debt (as a percent)	6.70%	5.70%